Current Taxes and Deferred Taxes - Schedule Of Effective Tax Rate Reconciliation (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Amount calculated by using the statutory rates	27.00%	27.00%	27.00%
Equity price level restatement for tax purposes	(37.76%)	(15.85%)	2.53%
Capital investments tax exemptions	(0.36%)	(2.58%)	(0.14%)
Permanent and other differences (*)	(0.72%)	1.28%	(0.31%)
Totals	(7.40%)	29.51%	12.24%
Amount calculated by using the statutory rates	$ 111,457	$ 105,804	$ 254,169
Amount calculated by using the statutory rates	(155,880)	(62,109)	23,814
Capital investments tax exemptions	(1,493)	(10,127)	1,303
Permanent and other differences	(2,989)	5,032	(2,887)
Net expense for income taxes	$ 30,558	$ (115,631)	$ 115,210
Percentage of inflation indexation adjustments	13.30%	6.70%	2.70%
Colombia [member]
Disclosure of geographical areas [line items]
Amount calculated by using the statutory rates	38.00%	34.00%	36.00%
Effect of rates subsidiary	(0.78%)	(0.51%)	1.37%
Effect of rates subsidiary	(0.40%)	(2.26%)	(0.40%)
Exchange differences due to investments	2.94%	16.51%	1.94%
Amount calculated by using the statutory rates		$ 1,992	$ 12,884
Effect of rates subsidiary	$ 3,228
Effect of rates subsidiary	1,644	8,860	(3,804)
Effect of rate change	(12,133)	(64,713)	(18,285)
Net expense for income taxes	$ 1,830	$ 2,735	$ 41,245
United States [member]
Disclosure of geographical areas [line items]
Amount calculated by using the statutory rates	21.00%	21.00%	24.10%
Local tax for USA and Panama income	2.15%	0.95%	(0.10%)
Local tax for USA and Panama income	$ 8,880	$ 3,728	$ 931
New York [member]
Disclosure of geographical areas [line items]
Effect of rate change	(0.19%)	(0.21%)	(0.00%)
Goodwill impairment effect			(19.93%)
Effect of rate change	$ 780	$ 812	$ 10
Goodwill impairment effect			$ 187,633